Acquisitions	12 Months Ended
Sep. 30, 2015
Acquisitions [Abstract]
Acquisition

4. Acquisitions

Acquisition of Moxian BVI

On February 21, 2014, the Company entered into a License and Acquisition Agreement (“License and Acquisition Agreement”) with REBL, whereby the Company (i) acquired all the equity interests of Moxian BVI, and (ii) obtained the license to use the intellectual property rights (as define below) of REBL. Pursuant to the License and Acquisition Agreement, REBL agreed to sell, convey, and transfer 100% of the equity interests of Moxian BVI to Moxian CN Samoa, a newly incorporated wholly-owned subsidiary of the Company, in cash consideration of an aggregate of $1,000,000. As a result, The Company began to consolidate Moxian BVI, together with its subsidiaries, Moxian HK, Moxian Shenzhen, and Moxian Malaysia’s financial statement on February 21, 2014.

Under the License and Acquisition Agreement, REBL also agreed to grant us the exclusive right to use REBL’s IP Rights in Mainland China, Malaysia, and other countries and regions where REBL conducts its business (the “Licensed Territory”), and the exclusive right to solicit, promote, distribute and sell REBL products and services in the Licensed Territory for five years (the “License”). In exchange for such License, the Company agreed to pay to REBL: (i) $1,000,000 as a license maintenance royalty each year commencing from the second year from the date of the agreement; and (ii) 3% of the gross profit of distribution and sale of REBL products and services as an earned royalty. Pursuant to the License and Acquisition Agreement, the Company has the right to acquire the new IP Rights that are developed by REBL and sub-license such rights to a third party. The Company also has the obligation to develop the social media market in the Licensed Territory of REBL products and services.

The Company accounted for the acquisition of Moxian BVI as business acquisition in accordance with ASC 805.

The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm with the income approach applied. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows:

Current assets
Cash and bank balances	$897,453
Prepayments, deposits and other receivables	264,729
Inventory	1,129

Non-current assets
Property and equipment, net	176,116

Current liabilities
Other payables and accruals	(51,172)
Loans	(2,888,570)
$(1,600,315)

Goodwill arising on acquisition:
Consideration transferred	$1,000,000
Less: fair value of identifiable net assets acquired	(1,600,315)
$2,600,315

Net cash inflow on acquisition of subsidiaries:
Consideration paid in cash	$—
Less: cash and cash equivalent balances acquired	897,453
$897,453

The excess of the purchase price over the assets acquired and liabilities assumed was recorded as goodwill. Goodwill primarily represents the expected synergies from combining operations of Moxian BVI with those of the Company, which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

Prior to the acquisition, Moxian BVI did not prepare its financial statements in accordance with US GAAP. The Company determined that the cost of reconstructing the financial statement of Moxian BVI for the periods prior to the acquisition outweighed the benefits. Based on a comparison of Moxian BVI’s and the Company’s financial performance for the fiscal year prior to the acquisition, the Company did not consider Moxian BVI on its own to be material to the Company. Thus the Company’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Company for the business combination is impractical.

The changes in carrying value of goodwill by reportable segments for the years ended September 30, 2015 and 2014 are as follows:

Goodwill
Balance as of September 30, 2013	$—
Increase in goodwill related to acquisition	2,600,315
Impairment losses	(2,600,315)
Balance as of September 30, 2014	$—
Balance as of September 30, 2015	$—